Financial risks - Disclosure of Detailed Information about Sensitivity Analysis of Net Result and Shareholders Equity Explanatory (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Insurance [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of net result	€ (161)	€ (192)
Insurance [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of net result	160	169
Insurance [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of net result	100	136
Insurance [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of net result	(103)	(148)
On Share Holders Equity Insurance Contracts [member] | Shift up 50 basis points – NL Bond credit spreads [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of shareholders' equity	(2,030)	(2,418)
On Share Holders Equity Insurance Contracts [member] | Shift down 50 basis points – NL Bond credit spreads [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of shareholders' equity	2,076	2,387
On Share Holders Equity Insurance Contracts [member] | Shift up 5 basis points – NL Liquidity premium [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of shareholders' equity	99	178
On Share Holders Equity Insurance Contracts [member] | Shift down 5 basis points – NL Liquidity premium [Member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Sensitivity analysis of shareholders' equity	(101)	(104)
Shift up 100 basis points [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	(358)	296
Estimated approximate effects on shareholders' equity	(4,567)	(3,591)
Shift down 100 basis points [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	(467)	(594)
Estimated approximate effects on shareholders' equity	3,568	2,906
Equity prices, 10% higher [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	190	151
Estimated approximate effects on shareholders' equity	601	341
Equity prices, 10% lower [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	(265)	(212)
Estimated approximate effects on shareholders' equity	(15)	(221)
Equity prices, 25% higher [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	317	322
Estimated approximate effects on shareholders' equity	831	660
Equity prices, 25% lower [member]
Disclosure Of Summary Of Sensitivity Analysis On Equity Market Risk, Interest Rate Risk, Bond Credit Spreads And Liquidity Premium Explanatory [Line Items]
Estimated approximate effects on net result	(565)	(529)
Estimated approximate effects on shareholders' equity	€ (440)	€ (685)